Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 138,737	$ 198,500	$ 54,792
Accounts receivable	376,832	143,557	194,250
Due from Factor	69,710
Prepaid expenses	2,832	24,512
Other current assets	6,966	5,842	7,318
Total Current Assets	595,077	372,411	256,360
Property and Equipment	504,984	445,106	398,090
Accumulated Depreciation	(115,193)	(92,607)	(61,572)
Property and Equipment, net	389,791	352,499	336,518
Other assets	8,865	8,865
Finance costs, net	3,279	2,804	3,130
Total Other Assets	12,144	11,669	3,130
Total Assets	997,012	736,579	596,008
Liabilities and Stockholders' (Deficit)
Accounts payable	232,816	195,901	45,950
Accrued expenses	67,957	23,267	23,747
Accrued payroll	301,905	73,685	18,537
Line of credit	150,000	98,500	93,500
Capital Leases (current obligation)	16,923
Current maturities of long term debt	34,789	283,640	31,452
Advances on convertible promissory notes		170,000
Convertible debt payable	2,837
Unearned Revenue	85,057	32,988
Total Current Liabilities	892,284	877,981	213,186
Capital Leases (net of current portion)	21,174
Long term debt, net of current portion	200,241	218,417	251,820
Total Liabilities	1,113,699	1,096,398	465,006
Commitments
Stockholders' (Deficit):
Common stock ($.001 par value, 75,000,000 shares authorized, 35,413,139 shares and 13,199,219 issued and outstanding at June 30, 2012 and December 31, 2011, respectively)	35,413	13,199	1,017
Additional paid-in capital	1,968,819	754,310	85,392
(Accumulated deficit)	(2,120,919)	(1,127,328)	44,593
Total Stockholders' (Deficit)	(116,687)	(359,819)	131,002
Total Liabilities and Stockholders' (Deficit)	$ 997,012	$ 736,579	$ 596,008